John Hancock Infrastructure Fund Investment Objectives and Goals - Class NAV [Member] - John Hancock Infrastructure Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Infrastructure Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.